Long-term debt (Unsecured Bonds) (Details) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended						1 Months Ended				1 Months Ended					1 Months Ended				1 Months Ended		12 Months Ended	1 Months Ended			1 Months Ended		12 Months Ended	1 Months Ended	4 Months Ended	12 Months Ended			1 Months Ended
	Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)		Dec. 31, 2012 USD ($)		Dec. 31, 2014 Senior Unsecured Bond US $500 Million Fixed Interest Bond USD ($)	Mar. 31, 2014 Senior Unsecured Bond US $500 Million Fixed Interest Bond	Sep. 20, 2013 Senior Unsecured Bond US $500 Million Fixed Interest Bond USD ($)	Dec. 31, 2014 Senior Unsecured Bond Floating interest rate bonds	Mar. 31, 2013 Senior Unsecured Bond Floating interest rate bonds Norwegian Interbank Offered Rate (NIBOR) [Member]	Jan. 31, 2012 Senior Unsecured Bond Floating interest rate bonds Norwegian Interbank Offered Rate (NIBOR) [Member]	Dec. 31, 2014 Senior Unsecured Bond NOK1,500 Million Floating Interest Rate Bond USD ($)	Dec. 31, 2014 Senior Unsecured Bond NOK1,500 Million Floating Interest Rate Bond NOK	Oct. 31, 2013 Senior Unsecured Bond NOK1,500 Million Floating Interest Rate Bond NOK	Oct. 31, 2013 Senior Unsecured Bond NOK1,500 Million Floating Interest Rate Bond Norwegian Interbank Offered Rate (NIBOR) [Member]	Oct. 31, 2010 $350 million fixed interest rate bond USD ($)	Dec. 31, 2014 $350 million fixed interest rate bond USD ($)	May 31, 2012 $350 million fixed interest rate bond USD ($)	Jul. 31, 2014 Convertible bonds due 2017 USD ($)	Oct. 31, 2010 Convertible bonds due 2017 USD ($)	Dec. 31, 2014 Convertible bonds due 2017 USD ($)	Jan. 31, 2012 Floating interest rate bonds USD ($)	Jan. 31, 2012 Floating interest rate bonds NOK	Mar. 31, 2013 Floating interest rate bonds NOK	Sep. 30, 2012 $1,000 million fixed interest bond USD ($)	Mar. 31, 2014 $1,000 million fixed interest bond	Dec. 31, 2014 Senior Notes USD ($)	Jun. 30, 2014 Senior Notes US$600 Million Senior Unsecured Bond USD ($)	May 31, 2014 Senior Notes US$600 Million Senior Unsecured Bond USD ($)	Dec. 31, 2014 Senior Notes US$600 Million Senior Unsecured Bond USD ($)	Dec. 31, 2014 Senior Notes US$600 Million Senior Unsecured Bond NOK	Mar. 31, 2014 Senior Notes SEK1,500 Million Senior Unsecured Bond SEK	Mar. 31, 2014 Senior Notes SEK1,500 Million Senior Unsecured Bond STIBOR	Dec. 31, 2014 Senior Notes SEK1,500 Million Senior Unsecured Bond STIBOR	Jan. 31, 2014 North Atlantic Drilling Senior Notes US$600 Million Senior Unsecured Bond USD ($)
Debt Instrument [Line Items]
Debt Instrument, Face Amount									$ 500,000,000						1,500,000,000		$ 350,000,000				$ 650,000,000		$ 225,000,000	1,250,000,000	1,800,000,000	$ 1,000,000,000							1,500,000,000			$ 600,000,000
Maturity of debt																	5 years						2 years	2 years		5 years
Maturity date of debt																	October 2015				October 2017					September 2017
Fixed interest rate																					3.375%					5.625%	6.125%
Original amount of debt converted	584,000,000	[1]	0	[1]	0	[1]														649,000,000
Description of variable rate basis											NIBOR	NIBOR				NIBOR																		STIBOR
Basis spread on variable rate											3.75%	3.25%				4.40%	6.50%																	3.25%
Debt instrument, interest rate								6.625%	6.125%	4.94%			6.18%	6.18%																					5.20%	6.25%
Percent of principal amount of debt purchased																														27.50%
Extinguishment of debt, amount														82,000,000
Debt repurchased							21,000,000												8,000,000													47,000,000
Long-term Debt	12,620,000,000		13,466,000,000															342,000,000		1,000,000										165,000,000	187,000,000
Repayment of long-term debt																													25,000,000
Number of banking days																					10 days
Conversion price (in dollars per share)																				$ 27.69	$ 38.92
Percentage of common shares premium																					30.00%
Convertible bonds allocated to bond equity																					121,000,000
Convertible bonds allocated to bond liability																					529,000,000
Debt Instrument, Convertible, Incentive Payment Per $100,000 Principal																				12,102.95
Number of shares issued due to conversion of convertible debt instruments (in shares)																				23.8
Conversion of convertible bond	615,000,000																			893,000,000
Gains (Losses) on incentive payment offer																						79,000,000
Net loss on debt extinguishment	(54,000,000)		0		0		3,000,000						4,000,000									(16,000,000)						23,000,000			16,000,000
Debt Instrument, Percent of Principal Amount of Debt Owned																															31.10%
Loss on conversion of debt in APIC																						278,000,000
Payments for incentive payment offer																						$ 69,000,000

[1]	Conversion of convertible bonds in July 2014 - refer to Note 23 - Long term debt